IFRSs not yet adopted - carrying amount of the net assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in classification
Cash and cash equivalents	€ 8,254	€ 9,413
Other current assets	13,634	2,686
Property, plant and equipment	56,299	53,943	€ 62,192
Other non-current assets	1,029	1,253
Non-current assets	79,888	76,746
TOTAL ASSETS	137,765	109,648
Current financial liabilities	5,028	5,640
Other current liabilities	15,756	4,872
Non-current financial liabilities	28,103	26,064
Other non-current liabilities	2,246	1,877
Non-current liabilities	49,970	48,464
TOTAL LIABILITIES	93,246	€ 72,155
Mozambique Rovuma Venture SpA
Change in classification
Current assets	202
Non-current assets	3,810
TOTAL ASSETS	4,012
Current liabilities	162
Non-current liabilities	2,856
TOTAL LIABILITIES	3,018
Mozambique Rovuma Venture SpA | Reclassification of investment from joint operation to joint venture
Change in classification
Cash and cash equivalents	29
Other current assets	43
Current assets	72
Property, plant and equipment	1,318
Other non-current assets	42
Non-current assets	1,360
TOTAL ASSETS	1,432
Current financial liabilities	2
Other current liabilities	56
Current liabilities	58
Non-current financial liabilities	1,008
Provisions	7
Other non-current liabilities	4
Non-current liabilities	1,019
TOTAL LIABILITIES	1,077
TOTAL NET ASSETS	€ 355